Income Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	34.00%	34.00%	34.00%
Income tax expense (benefit)	R$ (347,139)	R$ (350,987)	R$ 2,245,113
Percentage of tax debts settled in cash	70.00%
Tax loss carryforward period	5 years
Minimum
Operating Loss Carryforwards [Line Items]
Remaining tax debts settled with tax loss carryforwards	30.00%
Corporation Taxes
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Social Corporation Taxes
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	9.00%